Shareholder Report, Holdings (Details) - C000152054	Dec. 31, 2024
United States Treasury Bonds_3.0__BNY-912810TJ7
Holdings [Line Items]
Percent of Net Asset Value	11.20%
United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	9.70%
United States Treasury Floating Rate Notes_4.481__BNY-91282CLT6
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Federal National Mortgage Association_0.5__BNY-3135G06G3
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Federal Home Loan Mortgage Corp._0.375__BNY-3137EAEU9
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Federal Home Loan Banks_3.625__BNY-3130B2PJ8
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ginnie Mae_6.0__BNY-36180AAG8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Ginnie Mae_6.0__BNY-36179Y2M5
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Ginnie Mae_6.0__BNY-36179Y5M2
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ginnie Mae_5.5__BNY-36180AAF0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	7.70%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.20%
U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	57.00%